Merger of Dr. Reddy's Holdings Limited into Dr. Reddy's Laboratories Limited	12 Months Ended
Mar. 31, 2022
Disclosure Merger Of Dr Reddys Holdings Limited Into Dr Reddys Laboratories Limited [Abstract]
Merger of Dr. Reddy's Holdings Limited into Dr. Reddy's Laboratories Limited
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. Merger of Dr. Reddy’s Holdings Limited into Dr. Reddy’s Laboratories Limited

The Board of Directors, at its meeting held on July 29, 2019, had approved the amalgamation of Dr. Reddy’s Holdings Limited (“DRHL”), an entity held by the Promoter Group, which holds 24.83% of Dr. Reddy’s Laboratories Limited (the “Company”) into the Company (the “Scheme”). This Scheme is subject to the approval of shareholders, stock exchanges, the National Company Law Tribunal (“NCLT”) and other relevant regulators as per the provisions of Section 230 to 232 and any other applicable provisions of the Companies Act, 2013.

The Scheme will lead to simplification of the shareholding structure and reduction of shareholding tiers. The Promoter Group cumulatively would continue to hold the same number of shares in the Company, pre and post the amalgamation. All costs, charges and expenses relating to the Scheme will be borne out of the surplus assets of DRHL. Further, any expense, if exceeding the surplus assets of DRHL, will be borne directly by the Promoters.

During the fiscal year ended March 31, 2020, the Scheme was approved by the board of directors, members and unsecured creditors of the Company. The no-observation letters from the BSE Limited and National Stock Exchange of India Limited were received on the basis of no comments received from Securities and Exchange Board of India (“SEBI”). The petition for approval of the said Scheme was filed with the Hon’ble NCLT, Hyderabad Bench.

The aforementioned Scheme was approved by the NCLT, Hyderabad Bench vide its Order dated
April 5, 2022. Subsequently, the Company filed the NCLT order, with the Ministry of Company Affairs on April 8, 2022 (‘Effective Date’). Pursuant to the Scheme of Amalgamation and Arrangement as approved by the NCLT, an aggregate of
41,325,300
equity shares, face value of Rs.
5
each held by DRHL in the share capital of the Company has been cancelled and an equivalent
41,325,300
number of equity shares, face value of Rs.
 5
each were allotted to the shareholders of DRHL. There is no change in the total equity shareholding (Promoter/Public Shareholding) of the Company, on account of the allotment/ cancellation of equity shares pursuant to the approved Scheme.

The Scheme also provides that the Promoters of the Company will jointly and severally indemnify, defend and hold harmless the Company, its directors, employees, officers, representatives, or any other person authorized by the Company (excluding the Promoters) for any liability, claim, or demand, which may devolve upon the Company on account of this amalgamation.